Equity	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

NOTE 12 - EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value as of December 31, 2020 and no par value as of December 31, 2021.	1,000,000	1,000,000	477,003	316,443	-	1,000,000	-	93,021

2)	The ordinary shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)

On May 22, 2020, the Company closed a firm commitment public offering, pursuant to which the Company issued a total of 575,001 ADSs representing a total of 11,500,020 ordinary shares, at a purchase price of USD 1.5 per ADS, and pre funded warrants to purchase up to a total of 2,758,333 ADSs representing 55,166,660 ordinary shares, at a purchase price of USD 1.499 per warrant, with an exercise price of USD 0.001.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 5 million and USD 4.4 million, respectively.

Pre funded warrants may be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant.

During second quarter of 2020, 1,539,000 pre funded warrants were exercised. Accordingly, 30,780,000 ordinary shares of the Company were issued.

During the third quarter of 2020, 1,219,333 prefunded warrants were exercised. Accordingly, 24,386,660 ordinary shares of the Company were issued. Until the end of 2020 all the prefunded warrants were exercised.

4)	On July 9,2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 750,000 thousand, such that the authorized share capital increased to NIS 1,000,000,000 ordinary shares.

5)	During 2020, 197,000 Warrants C (Note 12 (b)) were exercised. Accordingly, 3,940,000 ordinary shares of the Company were issued. The immediate net of issuance expenses proceeds from such exercise aggregated to approximately USD 0.7 million.

6)

On December 1, 2020, the Company entered into an underwriting agreement with Aegis Capital Corp., pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 7,098,491 American Depositary Shares, each representing 20 ordinary shares of the Company of no par value for a public offering price of USD 1.83 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until 45 days following the date of the offering. Aegis exercised its over-allotment option in full to purchase an additional 1,064,774 ADSs, the closing of which occurred on December 16, 2020.

7)	On February 12, 2021, following the approval of an extraordinary general meeting of the Company shareholders held on February 12, 2021, the Company amended its articles of association to eliminate the par value of its ordinary shares, such that the authorized share capital of the Company following the amendment consists of 1,000,000,000 ordinary shares of no-par value.

8)

On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp. (“Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs, representing a total of 73,194,700 ordinary shares of no par value for a public offering price of USD 2.30 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until the earlier of 30-days or the last day of trading of the Company’s ordinary shares on the Tel-Aviv Stock Exchange. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs, the closing of which occurred on January 19, 2021. The total gross proceeds of the offering to approximately USD 9.68 million.

9)

On February 25, 2021, the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD 2.60 per ADS. In addition, Aegis was granted an option to purchase additional 15 percent of the ADSs sold in the offering solely to cover over-allotments. Aegis exercised its over-allotment option in full to purchase an additional 488,765 thousand ADSs. The total gross proceeds of the offering to approximately USD 9.7 million.

b.	Share offering to the public and existing shareholders:

The following table summarizes warrants outstanding as of December 31,

2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Algomizer (Note 3)(**)	September 2019	333,334	4	September 3, 2022
Total		4,297,424

*	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 4.

**	Recorded in equity.

2020
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series H(**)	September 2016	990	57.5	September 8, 2021
Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Series J(**)	December 2016	998	29.48	December 6, 2021
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Algomizer (Note 3)(**)	September 2019	333,334	4	September 3, 2022
Total		4,299,412

*	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 4.
**	Recorded in equity.

c.	Share based payments:

1)	In August 2013, the Company board of directors approved and adopted the Company 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of The Company board of directors in accordance with applicable law.

2)	The following are the grants of options to employees and other service providers:

Date of grant	Number of options granted		exercise price per option to ordinary shares	Currency exercise	Fair value on grant date in thousands	Number of options outstanding- December 31, 2021	Number of options exercisable at 31, December 2021	Expiration date

October 2017(***)	763,000		1.62	NIS	942 NIS	299,000	299,000	October 17, 2023
January 2019(****)	3,000,000	(*)	0.59	NIS	947 NIS	2,250,000	2,250,000	January 9, 2025
July 2019(****)	1,250,000	(*)	0.59	NIS	325 NIS	1,250,000	781,250	July 25, 2025
June 2020(****)	1,250,000		0.59	NIS	283 NIS	1,250,000	625,000	May 31, 2026
July 2020(****)	750,000	(*)	0.448	NIS	123 NIS	750,000	312,500	July 8, 2026
October 2020(****)	300,000		0.59	NIS	70 NIS	300,000	100,000	October 21, 2026
June 2021(****)	18,000,000	(*)	0.0892	USD	1,221 USD	18,000,000	4,500,000	June 29, 2027
June 2021(****)	5,600,000		0.0892	USD	380 USD	5,600,000	1,400,000	June 29, 2027
June 2021(****)	2,000,000		0.0892	USD	136 USD	2,000,000	333,333	June 1, 2027
October 2021(****)	1,800,000		0.0889	USD	91 USD	1,800,000	-	October 12, 2027
Total	34,713,000					33,499,000	10,601,083

(*)	Granted to related parties.
(**)	All the exercise price in Nis are linked to the CPI as set out in the option allotment plan.
(***)	Each 10 options are exercisable into 1 ordinary share.
(****)	Each 1 option is exercisable into 1 ordinary share.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109 NIS	1.62 NIS	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947 NIS	0.506 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	0.436 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	0.397 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	0.29 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70 NIS	0.4 NIS	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years
June 2021	1,737 USD	0.09 USD	None	87%	0.69%	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	0.07 USD	None	85%	0.47%	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

3)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2021		2020		2019
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	10,686,300	0.68	9,243,300	0.88	14,428,800	1.25
Granted	27,400,000	0.29	3,050,000	0.56	1,250,000	0.59
Forfeited	(1,805,500)	0.862	(777,000)	0.86	(5,151,000)	3.37
Expired	(90,800)	20.5	(830,000)	53.7	(1,284,500)	0.88
Outstanding at year end	36,190,000	0.35	10,686,300	0.68	9,243,300	0.88
Exercisable at year end	10,601,083	0.44	5,693,383	0.80	4,490,800	1.28

4)

The amounts of expenses that were recorded for options to employees and other service providers are USD 1,944 thousand, USD 191 thousand and USD 259 thousand for the years ended December 31, 2021, 2020 and 2019, respectively (these amounts do not include expenses of USD 79 and USD 1,107 thousand recorded in ScoutCam in Q1 2021 and 2020, respectively. The expenses recorded in Eventer in the consolidate period of 2020 are immaterial).

5)	The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.